Pension plan obligations (Details 7) - G 1 Plan [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Cost of services, net	R$ 5,997
Regular and extraordinary contributions expected from participants	(36,521)
Interest costs	307,777
Net profitability on financial assets	(294,788)
Expenditures to be recognized by the employer	R$ (17,535)